MASSMUTUAL FUNDS
MassMutual U.S. Government Money Market Fund
MassMutual Inflation-Protected and Income Fund
MassMutual Core Bond Fund
MassMutual Diversified Bond Fund
MassMutual Balanced Fund
MassMutual Disciplined Value Fund
MassMutual Main Street Fund
MassMutual Disciplined Growth Fund
MassMutual Small Cap Opportunities Fund
MassMutual Global Fund
MassMutual International Equity Fund
MassMutual Strategic Emerging Markets Fund
Supplement dated December 21, 2023 to the
Statement of Additional Information dated February 1, 2023, as revised on February 7, 2023
This supplement provides new and additional information beyond that contained in the Statement of Additional Information (“SAI”) and any previous supplements. It should be retained and read in conjunction with the SAI and any previous supplements.
Effective December 1, 2023, the following information replaces similar information found on page B-53 under the heading Interested Trustees in the section titled Management of the Trust:
Paul LaPiana2 1295 State Street Springfield, MA 01111-0001 Year of birth: 1969 Trustee of the Trust since 2023 Officer of the Trust 2021-2023; since 2023 Trustee of 110 portfolios in fund complex	Trustee and President of the Trust
Director (since 2023), President (2021-2023; since 2023), MML Advisers; Head of Brand, Product, and Affiliated Distribution (since 2023), Head of MassMutual U.S. Product (2019-2023), Head of Field Management (2016-2019), MassMutual; Trustee (since 2023), President (2021-2023; since 2023), MassMutual Select Funds (open-end investment company); Trustee (since 2023), President (2021-2023; since 2023), MassMutual Premier Funds (open-end investment company); Trustee (since 2023), President (2021-2023; since 2023), MassMutual Advantage Funds (open-end investment company); Trustee (since 2023), President (2021-2023; since 2023), MML Series Investment Fund (open-end investment company); Trustee (since 2023), President (2021-2023; since 2023), MML Series Investment Fund II (open-end investment company).
2 Mr. LaPiana is an “Interested Person,” as that term is defined in the 1940 Act, as an employee of MassMutual.
Effective December 1, 2023, Andrea Anastasio has resigned her position as President of the Trust and her information on page B-53 under the heading Principal Officers in the section titled Management of the Trust is hereby deleted.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
SAI B3000M-23-05

MASSMUTUAL FUNDS
MassMutual Short-Duration Bond Fund
MassMutual High Yield Fund
Supplement dated December 21, 2023 to the
Statement of Additional Information dated February 1, 2023, as revised on February 7, 2023
This supplement provides new and additional information beyond that contained in the Statement of Additional Information (“SAI”) and any previous supplements. It should be retained and read in conjunction with the SAI and any previous supplements.
Effective December 1, 2023, the following information replaces similar information found on page B-52 under the heading Interested Trustees in the section titled Management of the Trust:
Paul LaPiana2 1295 State Street Springfield, MA 01111-0001 Year of birth: 1969 Trustee of the Trust since 2023 Officer of the Trust 2021-2023; since 2023 Trustee of 110 portfolios in fund complex	Trustee and President of the Trust
Director (since 2023), President (2021-2023; since 2023), MML Advisers; Head of Brand, Product, and Affiliated Distribution (since 2023), Head of MassMutual U.S. Product (2019-2023), Head of Field Management (2016-2019), MassMutual; Trustee (since 2023), President (2021-2023; since 2023), MassMutual Select Funds (open-end investment company); Trustee (since 2023), President (2021-2023; since 2023), MassMutual Premier Funds (open-end investment company); Trustee (since 2023), President (2021-2023; since 2023), MassMutual Advantage Funds (open-end investment company); Trustee (since 2023), President (2021-2023; since 2023), MML Series Investment Fund (open-end investment company); Trustee (since 2023), President (2021-2023; since 2023), MML Series Investment Fund II (open-end investment company).
2 Mr. LaPiana is an “Interested Person,” as that term is defined in the 1940 Act, as an employee of MassMutual.
Effective December 1, 2023, Andrea Anastasio has resigned her position as President of the Trust and her information on pages B-52 and B-53 under the heading Principal Officers in the section titled Management of the Trust is hereby deleted.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
SAI B3000M(YLC)-23-03